Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:			Net Income (millions)[9]	EPS[10]
					Total Shareholder Return[5,8]	2024 Peer Group Total Shareholder Return[6]	2023 Peer Group Total Shareholder Return[7,8]

(a)	(b)	(c)	(d)	(e)	(f)	(g)		(h)	(i)
2024	$20,974,319	$63,012,160	$4,742,181	$10,119,401	$251	$193	$178	$1,056	$7.56
2023	$15,493,240	$26,664,494	$3,457,624	$5,595,542	$167	$167	$159	$815	$5.92
2022	$11,685,472	$14,962,045	$2,629,586	$3,049,535	$131	$133	$135	$633	$4.86
2021	$11,027,238	$15,961,883	$3,806,454	$3,565,170	$120	$150	$150	$558	$4.26
2020	$11,044,419	$9,083,133	$2,847,857	$1,487,328	$95	$120	$120	$414	$3.79

Company Selected Measure Name	djusted earnings per diluted share
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Rafael Santana (our Principal Executive Officer ”PEO“) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The 2024 Peer Group is largely the same as the 2023 Peer Group, except that BorgWarner Inc. and Terex Corporation were removed from the Peer Group and Jacobs Solutions Inc. and Snap-on Incorporated were added to the Peer Group. The Compensation Committee believes that these minor refinements resulted in a Peer Group that better reflects the Company's evolving business and executive talent market. The peer group used for this purpose is our peer group of manufacturing companies which consists of the following publicly traded companies: AGCO, AMETEK, CSX, Dover, Eaton Corporation, Emerson Electric, Illinois Tool Works, Ingersoll-Rand, Jacobs Solutions, Norfolk Southern, Oshkosh, Parker-Hannifin Corporation, Rockwell Automation, Snap-On Inc, Stanley Black & Decker, Textron, Timken Company, Transdigm Group, and Xylem.
(7)The 2023 peer group used for this purpose was our peer group of manufacturing companies which consists of the following publicly traded companies: AGCO, AMETEK, Borg Warner Inc, CSX, Dover, Emerson Electric, Fortive Corp, Greenbrier, Howmet Aerospace, Illinois Tool Works, Ingersoll-Rand, Norfolk Southern, Oshkosh, Parker-Hannifin Corporation, Rockwell Automation, Terex Corp, Textron, Trinity Industries, and Xylem.
(8)Both the Total Shareholder Return and the 2024 Peer Group Total Shareholder Return for 2023 were corrected due to a calculation error that did not impact any of the amounts for prior years.

PEO Total Compensation Amount	$ 20,974,319	$ 15,493,240	$ 11,685,472	$ 11,027,238	$ 11,044,419
PEO Actually Paid Compensation Amount	$ 63,012,160	26,664,494	14,962,045	15,961,883	9,083,133
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Santana, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Santana during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Santana’s total compensation for the most recent fiscal year to determine the compensation actually paid (see our spring 2024 proxy statement for adjustments made for prior years in the table above:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards[a]	Equity Award Adjustment[b]	Compensation Actually Paid to PEO

2024	$20,974,319	$(14,988,497)	$57,026,338	$63,012,160
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the most recent fiscal year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the most recent fiscal year are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$32,087,728	$23,483,810	$—	$1,391,196	$—	$63,604	$57,026,338

Non-PEO NEO Average Total Compensation Amount	$ 4,742,181	3,457,624	2,629,586	3,806,454	2,847,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,119,401	5,595,542	3,049,535	3,565,170	1,487,328
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Santana), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Santana) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Santana) for the most recent fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments[a]	Average Compensation Actually Paid to Non-PEO NEOs

2024	$4,742,181	$(2,708,234)	$8,085,454	$10,119,401
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Covered Year[a]	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2024	$5,185,097	$3,150,561	$—	$191,268	-$449,980	$8,508	$8,085,454

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

EPS	EBIT Margin %	Return on Invested Capital
Annual Cash Conversion	Cumulative Cash Conversion	Relative TSR

Total Shareholder Return Amount	$ 251	167	131	120	95
Peer Group Total Shareholder Return Amount	193	167	133	150	120
Net Income (Loss)	$ 1,056,000,000	$ 815,000,000	$ 633,000,000	$ 558,000,000	$ 414,000,000
Company Selected Measure Amount	7.56	5.92	4.86	4.26	3.79
PEO Name	Rafael Santana
Additional 402(v) Disclosure	Cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period based on a deemed fixed investment of $100 at the beginning of such period.The dollar amounts reported represent the amount of net income excluding non-controlling interest reflected in the Company’s audited financial statements for the applicable year.
Peer Group Total Shareholder Return Amount, Prior Year	$ 178	$ 159	$ 135	$ 150	$ 120
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description	EPS means our “adjusted earnings per diluted share” calculated as U.S. GAAP earnings per diluted share, adjusted for non-cash amortization expense and certain restructuring costs. This is a non-GAAP financial measure. See page A-1 for a reconciliation to the most directly comparable financial measure calculated under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT Margin %
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Annual Cash Conversion
Measure:: 5
Pay vs Performance Disclosure
Name	Cumulative Cash Conversion
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,988,497)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,026,338
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,087,728
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,483,810
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,391,196
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,604
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,708,234)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,085,454
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,185,097
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,150,561
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,268
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(449,980)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,508